Financial instruments - Schedule of Outstanding Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding at the beginning of the year	$ 80.5	$ 62.2
Invoices confirmed during the year	0.0	18.3
Confirmed invoices paid during the year	(80.5)	0.0
Confirmed obligations outstanding at the end of the year	$ 0.0	$ 80.5
Supplier Finance Program Obligation Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	supplier finance programs